Leases - Supplemental Balance Sheet (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating leases:
Operating lease ROU assets	$ 3,380,201		$ 2,589,547	$ 461,966
Operating lease liabilities, current	279,080		213,104	39,789
Operating lease liabilities, non-current	3,168,392		2,388,912	432,653
Total operating lease liabilities	3,447,472		2,602,016	472,442
Finance leases:
Property and equipment			157,146	15,250
Less: amortization			(23,544)	(4,954)
Property and equipment, net			133,602	10,296
Finance lease liabilities, current	60,396		57,801	3,534
Finance lease liabilities, non-current	3,112		34,120	510
Total financing obligation			91,921	4,044
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 301,288	$ 79,428	253,285	30,381	$ 456
Operating cash flows from finance leases			8,709	868	903
Financing cash flows from finance leases			$ 54,052	$ 7,606	$ 3,840
Weighted-average remaining lease term (in years):
Operating leases	9 years		9 years	8 years	6 years
Finance leases			2 years	1 year	2 years
Weighted-average discount rate:
Operating leases	12.00%		12.00%	12.00%	12.00%
Finance leases			11.00%	11.00%	11.00%